PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
Voya VACS Index Series MC Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.8%
Communication Services : 3.4%
3,975
(1)
Charter
Communications, Inc.
- Class A
$ 1,288,218
0.3
11,328
Electronic Arts, Inc.
1,624,888
0.3
9,727
Fox Corp. - Class A
411,744
0.1
5,600
Fox Corp. - Class B
217,280
0.0
10,397
(1)
Frontier
Communications
Parent, Inc.
369,405
0.1
3,150
(1)
IAC, Inc.
169,533
0.0
15,956  Interpublic Group of
Cos., Inc.
504,688
0.1
4,947  Iridium
Communications, Inc.
150,636
0.0
697
(1)
Liberty Broadband
Corp. - Class A
53,544
0.0
4,673
(1)
Liberty Broadband
Corp. - Class C
361,176
0.1
7,024
(1)
Liberty Global Ltd.
- Class A
148,277
0.0
6,784
(1)
Liberty Global Ltd.
- Class C
146,602
0.0
978
(1)
Liberty Media Corp.-
Liberty Formula One
- Class A, Tracking
Stock
69,956
0.0
8,724
(1)
Liberty Media Corp.-
Liberty Formula One
- Class C, Tracking
Stock
675,499
0.1
827
(1)
Liberty Media Corp.-
Liberty Live - Class A,
Tracking Stock
40,945
0.0
1,966
(1)
Liberty Media Corp.-
Liberty Live - Class C,
Tracking Stock
100,915
0.0
6,688
(1)
Live Nation
Entertainment, Inc.
732,269
0.2
787
(1)
Madison Square
Garden Sports Corp.
163,901
0.0
10,886
(1)
Match Group, Inc.
411,926
0.1
6,808  New York Times Co.
- Class A
379,001
0.1
16,117
News Corp. - Class A
429,196
0.1
4,814
News Corp. - Class B
134,551
0.0
1,319  Nexstar Media Group,
Inc.
218,097
0.0
8,199
Omnicom Group, Inc.
847,695
0.2
388
(2)
Paramount Global
- Class A
8,482
0.0
25,061  Paramount Global
- Class B
266,148
0.1
25,471
(1)
Pinterest, Inc. - Class A
824,496
0.2
2,965
Playtika Holding Corp.
23,483
0.0
21,642
(1)
ROBLOX Corp. - Class
A
957,875
0.2
5,352
(1)
Roku, Inc.
399,580
0.1
10,333  Sirius XM Holdings,
Inc.
244,376
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Communication Services: (continued)
7,303
(1)
Take-Two Interactive
Software, Inc.
$ 1,122,544
0.2
3,341
(1)
TKO Group Holdings,
Inc.
413,315
0.1
18,722
(1)
Trade Desk, Inc.
- Class A
2,052,867
0.4
4,548
(1)
TripAdvisor, Inc.
65,901
0.0
2,430
(1)(2)
Trump Media &
Technology Group
Corp.
39,050
0.0
102,815
(1)
Warner Bros
Discovery, Inc.
848,224
0.2
13,216
(1)
ZoomInfo
Technologies, Inc.
136,389
0.0
17,052,672
3.4
Consumer Discretionary : 10.9%
12,285
ADT, Inc.
88,821
0.0
2,521  Advance Auto Parts,
Inc.
98,294
0.0
2,450
(1)
Amer Sports, Inc.
39,077
0.0
11,534
(1)
Aptiv PLC
830,563
0.2
11,090
Aramark
429,516
0.1
1,076
(1)
AutoNation, Inc.
192,518
0.0
9,529  Bath & Body Works,
Inc.
304,166
0.1
9,130
Best Buy Co., Inc.
943,129
0.2
1,663
(1)
Birkenstock Holding
PLC
81,969
0.0
9,606
BorgWarner, Inc.
348,602
0.1
2,908
Boyd Gaming Corp.
188,002
0.0
2,441
(1)
Bright Horizons Family
Solutions, Inc.
342,057
0.1
2,859
Brunswick Corp.
239,641
0.0
2,686
(1)
Burlington Stores, Inc.
707,707
0.1
9,109
(1)
Caesars
Entertainment, Inc.
380,210
0.1
4,855
(1)
Capri Holdings Ltd.
206,046
0.0
6,658
(1)
CarMax, Inc.
515,196
0.1
42,268
(1)
Carnival Corp.
781,113
0.2
1,503
Carter's, Inc.
97,665
0.0
4,583
(1)
Carvana Co.
797,946
0.2
3,195
(1)
Cava Group, Inc.
395,701
0.1
1,182  Choice Hotels
International, Inc.
154,015
0.0
2,951
Churchill Downs, Inc.
399,005
0.1
1,408  Columbia Sportswear
Co.
117,132
0.0
49,059
(1)
Coupang, Inc.
1,204,398
0.2
2,518
(1)
Crocs, Inc.
364,632
0.1
12,562
D.R. Horton, Inc.
2,396,453
0.5
5,042  Darden Restaurants,
Inc.
827,543
0.2
6,425
(1)
Deckers Outdoor Corp.
1,024,466
0.2
2,371  Dick's Sporting Goods,
Inc.
494,828
0.1
130
Dillard's, Inc. - Class A
49,880
0.0
9,306
Dollar General Corp.
787,008
0.2
8,565
(1)
Dollar Tree, Inc.
602,291
0.1
1,473
Domino's Pizza, Inc.
633,596
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
19,177
(1)
DraftKings, Inc. - Class
A
$ 751,738
0.1
1,554
(1)
Duolingo, Inc.
438,259
0.1
4,628
(1)
Dutch Bros, Inc.
- Class A
148,235
0.0
21,439
eBay, Inc.
1,395,893
0.3
4,926
(1)
Etsy, Inc.
273,541
0.1
5,356
(1)
Expedia Group, Inc.
792,795
0.2
2,302
(1)
Five Below, Inc.
203,382
0.0
4,446
(1)
Floor & Decor
Holdings, Inc. - Class A
552,060
0.1
15,866
(1)
GameStop Corp.
- Class A
363,807
0.1
8,500
Gap, Inc.
187,425
0.0
6,559
Garmin Ltd.
1,154,581
0.2
9,796
Gentex Corp.
290,843
0.1
5,891
Genuine Parts Co.
822,855
0.2
1,238
(1)
Grand Canyon
Education, Inc.
175,610
0.0
5,877
H&R Block, Inc.
373,483
0.1
5,125
Harley-Davidson, Inc.
197,466
0.0
5,890
Hasbro, Inc.
425,965
0.1
10,408  Hilton Worldwide
Holdings, Inc.
2,399,044
0.5
1,854  Hyatt Hotels Corp.
- Class A
282,179
0.1
4,678
Kohl's Corp.
98,706
0.0
14,989  Las Vegas Sands
Corp.
754,546
0.1
2,391
Lear Corp.
260,978
0.1
5,632
Leggett & Platt, Inc.
76,708
0.0
10,083
Lennar Corp. - Class A
1,890,361
0.4
475
Lennar Corp. - Class B
82,147
0.0
3,822
(1)
Light & Wonder, Inc.
346,770
0.1
1,147
Lithia Motors, Inc.
364,333
0.1
11,121
LKQ Corp.
443,950
0.1
37,589
(1)(2)
Lucid Group, Inc.
132,689
0.0
11,598
Macy's, Inc.
181,973
0.0
1,474  Marriott Vacations
Worldwide Corp.
108,310
0.0
14,332
(1)
Mattel, Inc.
273,025
0.1
9,896
(1)
MGM Resorts
International
386,835
0.1
2,221
(1)
Mohawk Industries,
Inc.
356,870
0.1
785
Murphy USA, Inc.
386,903
0.1
17,568
Newell Brands, Inc.
134,922
0.0
4,236
Nordstrom, Inc.
95,268
0.0
18,129
(1)
Norwegian Cruise Line
Holdings Ltd.
371,826
0.1
122
(1)
NVR, Inc.
1,197,040
0.2
2,582
(1)
Ollie's Bargain Outlet
Holdings, Inc.
250,970
0.0
6,380
(1)
Penn Entertainment,
Inc.
120,327
0.0
781  Penske Automotive
Group, Inc.
126,850
0.0
3,686
(1)
Planet Fitness, Inc.
- Class A
299,377
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
2,181
Polaris, Inc.
$ 181,546
0.0
1,579
Pool Corp.
594,967
0.1
8,741
PulteGroup, Inc.
1,254,596
0.2
2,349
PVH Corp.
236,850
0.0
15,062
(1)
QuantumScape Corp.
86,606
0.0
1,703
Ralph Lauren Corp.
330,161
0.1
631
(1)
RH
211,025
0.0
34,851
(1)(2)
Rivian Automotive, Inc.
- Class A
391,028
0.1
13,937
Ross Stores, Inc.
2,097,658
0.4
10,042  Royal Caribbean
Cruises Ltd.
1,781,049
0.4
6,041  Service Corp.
International
476,816
0.1
2,803
SharkNinja, Inc.
304,714
0.1
5,580
(1)
Skechers USA, Inc.
- Class A
373,414
0.1
9,698
Tapestry, Inc.
455,612
0.1
7,105  Tempur Sealy
International, Inc.
387,933
0.1
2,824
Texas Roadhouse, Inc.
498,718
0.1
2,154
Thor Industries, Inc.
236,703
0.0
4,329
Toll Brothers, Inc.
668,787
0.1
1,345
(1)
TopBuild Corp.
547,159
0.1
4,569
Tractor Supply Co.
1,329,259
0.3
2,838
Travel + Leisure Co.
130,775
0.0
2,027
(1)
Ulta Beauty, Inc.
788,746
0.2
7,952
(1)
Under Armour, Inc.
- Class A
70,852
0.0
8,159
(1)
Under Armour, Inc.
- Class C
68,209
0.0
1,608
Vail Resorts, Inc.
280,258
0.1
14,818
VF Corp.
295,619
0.1
3,971
(1)
Wayfair, Inc. - Class A
223,091
0.0
7,305
Wendy's Co.
127,984
0.0
2,241
Whirlpool Corp.
239,787
0.0
5,390
Williams-Sonoma, Inc.
835,019
0.2
1,243
Wingstop, Inc.
517,187
0.1
3,256  Wyndham Hotels &
Resorts, Inc.
254,424
0.0
4,327
Wynn Resorts Ltd.
414,873
0.1
3,607
(1)
YETI Holdings, Inc.
147,995
0.0
11,935
Yum! Brands, Inc.
1,667,439
0.3
55,540,890
10.9
Consumer Staples : 4.7%
17,698  Albertsons Cos., Inc.
- Class A
327,059
0.1
20,198  Archer-Daniels-
Midland Co.
1,206,629
0.2
5,519
(1)
BellRing Brands, Inc.
335,114
0.1
5,586
(1)
BJ's Wholesale Club
Holdings, Inc.
460,733
0.1
376
(1)
Boston Beer Co., Inc.
- Class A
108,717
0.0
2,062  Brown-Forman Corp.
- Class A
99,141
0.0
7,297  Brown-Forman Corp.
- Class B
359,012
0.1
5,965
Bunge Global SA
576,458
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
8,132
Campbell Soup Co.
$ 397,817
0.1
1,567  Casey's General
Stores, Inc.
588,738
0.1
7,458
(1)
Celsius Holdings, Inc.
233,883
0.0
10,334  Church & Dwight Co.,
Inc.
1,082,176
0.2
5,258
Clorox Co.
856,581
0.2
256  Coca-Cola
Consolidated, Inc.
336,998
0.1
20,183
Conagra Brands, Inc.
656,351
0.1
16,152
(1)
Coty, Inc. - Class A
151,667
0.0
6,714
(1)
Darling Ingredients,
Inc.
249,492
0.1
2,276
(1)
e.l.f. Beauty, Inc.
248,152
0.1
7,936
Flowers Foods, Inc.
183,083
0.0
1,971
(1)
Freshpet, Inc.
269,574
0.1
23,653
General Mills, Inc.
1,746,774
0.3
4,085
(1)
Grocery Outlet Holding
Corp.
71,692
0.0
6,169
Hershey Co.
1,183,091
0.2
12,280
Hormel Foods Corp.
389,276
0.1
2,775
Ingredion, Inc.
381,368
0.1
4,371
JM Smucker Co.
529,328
0.1
11,104
Kellogg Co.
896,204
0.2
81,120
Kenvue, Inc.
1,876,306
0.4
28,104
Kroger Co.
1,610,359
0.3
6,094  Lamb Weston
Holdings, Inc.
394,526
0.1
7,288
(1)
Maplebear, Inc.
296,913
0.1
10,669
McCormick & Co., Inc.
878,059
0.2
7,413  Molson Coors
Beverage Co. - Class
B
426,396
0.1
6,472
(1)
Performance Food
Group Co.
507,211
0.1
1,747
(1)
Pilgrim's Pride Corp.
80,449
0.0
2,092
(1)
Post Holdings, Inc.
242,149
0.0
2,302  Reynolds Consumer
Products, Inc.
71,592
0.0
11
Seaboard Corp.
34,507
0.0
1,149  Spectrum Brands
Holdings, Inc.
109,316
0.0
21,100
Sysco Corp.
1,647,066
0.3
11,914  Tyson Foods, Inc.
- Class A
709,598
0.1
9,701
(1)
US Foods Holding
Corp.
596,611
0.1
30,323  Walgreens Boots
Alliance, Inc.
271,694
0.1
23,677,860
4.7
Energy : 4.8%
14,355  Antero Midstream
Corp.
216,043
0.0
12,285
(1)
Antero Resources
Corp.
351,965
0.1
15,325
APA Corp.
374,849
0.1
42,281
Baker Hughes Co.
1,528,458
0.3
9,728
Cheniere Energy, Inc.
1,749,483
0.3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
5,559  Chesapeake Energy
Corp.
$ 457,228
0.1
2,617
Chord Energy Corp.
340,812
0.1
4,232
Civitas Resources, Inc.
214,435
0.0
31,423
Coterra Energy, Inc.
752,581
0.1
26,656
Devon Energy Corp.
1,042,783
0.2
7,989  Diamondback Energy,
Inc.
1,377,304
0.3
4,113
DT Midstream, Inc.
323,529
0.1
24,962
EQT Corp.
914,608
0.2
37,343
Halliburton Co.
1,084,814
0.2
11,834
Hess Corp.
1,607,057
0.3
6,687
HF Sinclair Corp.
298,040
0.1
82,121
Kinder Morgan, Inc.
1,814,053
0.4
23,681
Marathon Oil Corp.
630,625
0.1
4,978  Matador Resources
Co.
246,013
0.0
2,744
(2)
New Fortress Energy,
Inc.
24,943
0.0
16,675
NOV, Inc.
266,300
0.0
24,718
ONEOK, Inc.
2,252,551
0.4
11,152
Ovintiv, Inc.
427,233
0.1
27,714  Permian Resources
Corp.
377,188
0.1
10,040  Range Resources
Corp.
308,830
0.1
46,449
(1)
Southwestern Energy
Co.
330,252
0.1
9,308
Targa Resources Corp.
1,377,677
0.3
18,164
TechnipFMC PLC
476,442
0.1
795  Texas Pacific Land
Corp.
703,368
0.1
4,290
Viper Energy, Inc.
193,522
0.0
3,056  Weatherford
International PLC
259,515
0.0
51,555
Williams Cos., Inc.
2,353,486
0.5
24,675,987
4.8
Financials : 15.2%
1,328  Affiliated Managers
Group, Inc.
236,118
0.0
9,805
(1)
Affirm Holdings, Inc.
400,240
0.1
23,637
Aflac, Inc.
2,642,617
0.5
31,265
(2)
AGNC Investment
Corp.
327,032
0.1
11,127
Allstate Corp.
2,110,236
0.4
11,624
Ally Financial, Inc.
413,698
0.1
3,040  American Financial
Group, Inc.
409,184
0.1
4,244  Ameriprise Financial,
Inc.
1,993,874
0.4
21,193  Annaly Capital
Management, Inc.
425,344
0.1
15,281
(1)
Arch Capital Group
Ltd.
1,709,638
0.3
7,752  Ares Management
Corp. - Class A
1,208,072
0.2
9,143  Arthur J Gallagher &
Co.
2,572,566
0.5
2,203
Assurant, Inc.
438,089
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
2,201
Assured Guaranty Ltd.
$ 175,024
0.0
3,288  Axis Capital Holdings
Ltd.
261,758
0.0
31,306  Bank of New York
Mellon Corp.
2,249,649
0.4
4,501
Bank OZK
193,498
0.0
23,531
(1)
Block, Inc.
1,579,636
0.3
21,248
Blue Owl Capital, Inc.
411,361
0.1
961
BOK Financial Corp.
100,540
0.0
2,615
(1)
Brighthouse Financial,
Inc.
117,753
0.0
10,116
Brown & Brown, Inc.
1,048,018
0.2
9,272
Carlyle Group, Inc.
399,252
0.1
4,468  Cboe Global Markets,
Inc.
915,359
0.2
6,484  Cincinnati Financial
Corp.
882,602
0.2
19,126  Citizens Financial
Group, Inc.
785,505
0.2
925
CNA Financial Corp.
45,270
0.0
8,361
(1)
Coinbase Global, Inc.
- Class A
1,489,679
0.3
8,830  Columbia Banking
System, Inc.
230,551
0.0
5,614
Comerica, Inc.
336,335
0.1
5,045  Commerce
Bancshares, Inc.
299,673
0.1
10,826  Corebridge Financial,
Inc.
315,686
0.1
2,892
(1)
Corpay, Inc.
904,502
0.2
263
(1)
Credit Acceptance
Corp.
116,619
0.0
2,491  Cullen/Frost Bankers,
Inc.
278,643
0.1
10,592  Discover Financial
Services
1,485,952
0.3
5,843  East West Bancorp,
Inc.
483,450
0.1
13,837  Equitable Holdings,
Inc.
581,569
0.1
1,519  Evercore, Inc. - Class
A
384,823
0.1
1,823
Everest Re Group Ltd.
714,306
0.1
15,063
F.N.B. Corp.
212,539
0.0
1,611  FactSet Research
Systems, Inc.
740,818
0.1
10,991  Fidelity National
Financial, Inc.
682,101
0.1
23,811  Fidelity National
Information Services,
Inc.
1,994,171
0.4
28,925
Fifth Third Bancorp
1,239,147
0.2
4,231  First American
Financial Corp.
279,288
0.1
507  First Citizens
BancShares, Inc.
- Class A
933,362
0.2
5,394
First Hawaiian, Inc.
124,871
0.0
23,117
First Horizon Corp.
359,007
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
12,068  Franklin Resources,
Inc.
$ 243,170
0.0
10,782
Global Payments, Inc.
1,104,292
0.2
3,761
Globe Life, Inc.
398,328
0.1
1,511  Hanover Insurance
Group, Inc.
223,794
0.0
12,394  Hartford Financial
Services Group, Inc.
1,457,658
0.3
2,220
Houlihan Lokey, Inc.
350,804
0.1
61,153  Huntington
Bancshares, Inc.
898,949
0.2
4,470  Interactive Brokers
Group, Inc. - Class A
622,939
0.1
15,474
Invesco Ltd.
271,723
0.1
5,473  Janus Henderson
Group PLC
208,357
0.0
7,392  Jefferies Financial
Group, Inc.
454,978
0.1
2,565
Kemper Corp.
157,106
0.0
39,198
KeyCorp
656,567
0.1
933  Kinsale Capital Group,
Inc.
434,377
0.1
4,635
Lazard, Inc.
233,511
0.0
7,205
Lincoln National Corp.
227,030
0.0
7,585
Loews Corp.
599,594
0.1
3,153  LPL Financial
Holdings, Inc.
733,482
0.1
7,039
M&T Bank Corp.
1,253,787
0.2
544
(1)
Markel Corp.
853,308
0.2
1,564  MarketAxess Holdings,
Inc.
400,697
0.1
10,894  MGIC Investment
Corp.
278,886
0.1
1,130
Morningstar, Inc.
360,606
0.1
3,255
MSCI, Inc.
1,897,437
0.4
17,448
Nasdaq, Inc.
1,273,878
0.2
8,443
Northern Trust Corp.
760,123
0.1
134,794
(1)
NU Holdings Ltd./
Cayman Islands
- Class A
1,839,938
0.4
10,526  Old Republic
International Corp.
372,831
0.1
4,780  OneMain Holdings,
Inc.
224,995
0.0
3,210  Pinnacle Financial
Partners, Inc.
314,484
0.1
3,020
Popular, Inc.
302,815
0.1
1,463
Primerica, Inc.
387,914
0.1
9,731  Principal Financial
Group, Inc.
835,893
0.2
3,799  Prosperity Bancshares,
Inc.
273,794
0.1
15,226  Prudential Financial,
Inc.
1,843,869
0.4
8,009  Raymond James
Financial, Inc.
980,782
0.2
38,914  Regions Financial
Corp.
907,864
0.2
2,782  Reinsurance Group of
America, Inc.
606,114
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
2,173  RenaissanceRe
Holdings Ltd.
$ 591,925
0.1
21,711
Rithm Capital Corp.
246,420
0.0
1,754
RLI Corp.
271,835
0.1
28,128
(1)
Robinhood Markets,
Inc. - Class A
658,758
0.1
5,862
(1)
Rocket Cos., Inc.
- Class A
112,492
0.0
4,333  Ryan Specialty
Holdings, Inc.
287,668
0.1
4,232
SEI Investments Co.
292,812
0.1
2,595
(1)(2)
Shift4 Payments, Inc.
- Class A
229,917
0.0
9,144
SLM Corp.
209,123
0.0
43,637
(1)(2)
SoFi Technologies, Inc.
342,987
0.1
13,251  Starwood Property
Trust, Inc.
270,055
0.1
12,767
State Street Corp.
1,129,497
0.2
4,204
Stifel Financial Corp.
394,756
0.1
16,717
Synchrony Financial
833,844
0.2
6,085  Synovus Financial
Corp.
270,600
0.1
9,291  T. Rowe Price Group,
Inc.
1,012,069
0.2
2,130
TFS Financial Corp.
27,392
0.0
18,786
(1)
Toast, Inc. - Class A
531,832
0.1
3,558
TPG, Inc.
204,798
0.0
4,916  Tradeweb Markets,
Inc. - Class A
607,962
0.1
7,823
Unum Group
464,999
0.1
3,976
UWM Holdings Corp.
33,876
0.0
3,438  Virtu Financial, Inc.
- Class A
104,722
0.0
4,291
(3)
Voya Financial, Inc.
339,933
0.1
12,446
W.R. Berkley Corp.
706,062
0.1
7,228  Webster Financial
Corp.
336,897
0.1
4,547  Western Alliance
Bancorp
393,270
0.1
1,733
(1)
WEX, Inc.
363,462
0.1
106  White Mountains
Insurance Group Ltd.
179,797
0.0
4,329  Willis Towers Watson
PLC
1,275,020
0.2
2,748  Wintrust Financial
Corp.
298,240
0.1
17,279
XP, Inc. - Class A
309,985
0.1
6,124
Zions Bancorp NA
289,175
0.1
77,107,879
15.2
Health Care : 10.0%
4,408
(1)
10X Genomics, Inc.
- Class A
99,533
0.0
3,854
(1)
Acadia Healthcare Co.,
Inc.
244,382
0.0
12,407  Agilent Technologies,
Inc.
1,842,191
0.4
3,174
(1)
Align Technology, Inc.
807,212
0.2
5,349
(1)
Alnylam
Pharmaceuticals, Inc.
1,471,135
0.3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
1,357
(1)
Amedisys, Inc.
$ 130,964
0.0
7,035  AmerisourceBergen
Corp.
1,583,438
0.3
4,423
(1)
Apellis
Pharmaceuticals, Inc.
127,559
0.0
28,726
(1)
Avantor, Inc.
743,142
0.1
2,244
(1)
Azenta, Inc.
108,699
0.0
21,569  Baxter International,
Inc.
818,975
0.2
6,171
(1)
Biogen, Inc.
1,196,187
0.2
7,997
(1)
BioMarin
Pharmaceutical, Inc.
562,109
0.1
818
(1)
Bio-Rad Laboratories,
Inc. - Class A
273,686
0.1
6,578
Bio-Techne Corp.
525,780
0.1
4,624
Bruker Corp.
319,333
0.1
10,317
Cardinal Health, Inc.
1,140,235
0.2
7,665
(1)
Catalent, Inc.
464,269
0.1
22,275
(1)
Centene Corp.
1,676,862
0.3
5,069
(1)
Certara, Inc.
59,358
0.0
2,163
(1)
Charles River
Laboratories
International, Inc.
426,046
0.1
629
Chemed Corp.
378,010
0.1
8,267
(1)
Cooper Cos., Inc.
912,181
0.2
2,135
(1)
DaVita, Inc.
349,991
0.1
8,558  DENTSPLY SIRONA,
Inc.
231,579
0.0
16,956
(1)
Dexcom, Inc.
1,136,730
0.2
5,195
(1)
Doximity, Inc. - Class A
226,346
0.0
20,849
(1)
Elanco Animal Health,
Inc.
306,272
0.1
4,191  Encompass Health
Corp.
405,018
0.1
2,303
(1)
Enovis Corp.
99,144
0.0
7,277
(1)
Envista Holdings Corp.
143,794
0.0
7,726
(1)
Exact Sciences Corp.
526,295
0.1
12,123
(1)
Exelixis, Inc.
314,592
0.1
3,788
(1)
Fortrea Holdings, Inc.
75,760
0.0
18,697  GE HealthCare
Technologies, Inc.
1,754,713
0.3
4,741
(1)
Globus Medical, Inc.
- Class A
339,171
0.1
1,119
(1)
GRAIL, Inc.
15,397
0.0
5,410
(1)
Henry Schein, Inc.
394,389
0.1
9,685
(1)
Hologic, Inc.
788,940
0.2
5,107
Humana, Inc.
1,617,591
0.3
3,492
(1)
IDEXX Laboratories,
Inc.
1,764,228
0.3
6,747
(1)
Illumina, Inc.
879,876
0.2
6,735
(1)
Incyte Corp.
445,184
0.1
1,241
(1)
Inspire Medical
Systems, Inc.
261,913
0.0
2,958
(1)
Insulet Corp.
688,475
0.1
4,359
(1)
Intra-Cellular
Therapies, Inc.
318,948
0.1
6,626
(1)
Ionis Pharmaceuticals,
Inc.
265,438
0.1
7,635
(1)
IQVIA Holdings, Inc.
1,809,266
0.4

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
2,607
(1)
Jazz Pharmaceuticals
PLC
$ 290,446
0.1
3,560
Labcorp Holdings, Inc.
795,589
0.2
1,814
(1)
Masimo Corp.
241,861
0.0
1,076
(1)
Medpace Holdings,
Inc.
359,169
0.1
894
(1)
Mettler-Toledo
International, Inc.
1,340,732
0.3
2,460
(1)
Molina Healthcare, Inc.
847,618
0.2
4,793
(1)
Natera, Inc.
608,471
0.1
4,224
(1)
Neurocrine
Biosciences, Inc.
486,689
0.1
10,895
Organon & Co.
208,421
0.0
1,561
(1)
Penumbra, Inc.
303,318
0.1
5,739
Perrigo Co. PLC
150,534
0.0
4,411
(2)
Premier, Inc. - Class A
88,220
0.0
9,463
QIAGEN N.V.
431,229
0.1
4,701
Quest Diagnostics, Inc.
729,830
0.1
2,283
(1)
QuidelOrtho Corp.
104,105
0.0
6,643
(1)
R1 RCM, Inc.
94,131
0.0
2,359
(1)
Repligen Corp.
351,066
0.1
6,159
ResMed, Inc.
1,503,535
0.3
5,211
Revvity, Inc.
665,705
0.1
18,016
(1)
Roivant Sciences Ltd.
207,905
0.0
16,575  Royalty Pharma PLC
- Class A
468,907
0.1
3,836
(1)
Sarepta Therapeutics,
Inc.
479,078
0.1
5,871
(1)
Solventum Corp.
409,326
0.1
6,379
(1)
Sotera Health Co.
106,529
0.0
4,175
STERIS PLC
1,012,605
0.2
1,995
Teleflex, Inc.
493,403
0.1
4,028
(1)
Tenet Healthcare Corp.
669,454
0.1
3,817
(1)
Ultragenyx
Pharmaceutical, Inc.
212,034
0.0
1,850
(1)
United Therapeutics
Corp.
662,948
0.1
2,451  Universal Health
Services, Inc. - Class B
561,304
0.1
6,248
(1)
Veeva Systems, Inc.
- Class A
1,311,268
0.3
50,267
Viatris, Inc.
583,600
0.1
4,454
(1)
Viking Therapeutics,
Inc.
281,983
0.1
2,496
(1)
Waters Corp.
898,285
0.2
3,075  West Pharmaceutical
Services, Inc.
922,992
0.2
8,660  Zimmer Biomet
Holdings, Inc.
934,847
0.2
50,887,473
10.0
Industrials : 16.6%
5,090
A.O. Smith Corp.
457,235
0.1
2,892
AAON, Inc.
311,873
0.1
1,304
Acuity Brands, Inc.
359,109
0.1
2,969  Advanced Drainage
Systems, Inc.
466,608
0.1
5,748
AECOM
593,596
0.1
2,636
AGCO Corp.
257,959
0.0
4,416
Air Lease Corp.
200,001
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
5,314
(1)
Alaska Air Group, Inc.
$ 240,246
0.0
3,704
Allegion PLC
539,821
0.1
3,701  Allison Transmission
Holdings, Inc.
355,555
0.1
5,280
(1)
Amentum Holdings,
Inc.
170,280
0.0
4,247
AMERCO
305,784
0.1
27,721
(1)
American Airlines
Group, Inc.
311,584
0.1
9,779
AMETEK, Inc.
1,679,152
0.3
9,632
(1)
API Group Corp.
318,049
0.1
1,840  Armstrong World
Industries, Inc.
241,831
0.0
725  Avis Budget Group,
Inc.
63,503
0.0
3,041
(1)
Axon Enterprise, Inc.
1,215,184
0.2
6,080
(1)
AZEK Co., Inc.
284,544
0.1
5,423  Booz Allen Hamilton
Holding Corp.
882,647
0.2
5,083
(1)
Builders FirstSource,
Inc.
985,390
0.2
3,861  BWX Technologies,
Inc.
419,691
0.1
935
(1)
CACI International, Inc.
- Class A
471,764
0.1
1,950
Carlisle Cos., Inc.
877,012
0.2
6,379
(1)
Ceridian HCM Holding,
Inc.
390,714
0.1
4,918  CH Robinson
Worldwide, Inc.
542,800
0.1
17,287
(1)
Clarivate PLC
122,738
0.0
2,156
(1)
Clean Harbors, Inc.
521,127
0.1
36,972
CNH Industrial NV
410,389
0.1
1,488  Comfort Systems USA,
Inc.
580,841
0.1
8,125
(1)
Core & Main, Inc.
- Class A
360,750
0.1
17,192
(1)
CoStar Group, Inc.
1,296,964
0.3
2,071
Crane Co.
327,798
0.1
2,076
Crane Holdings Co.
116,464
0.0
5,787
Cummins, Inc.
1,873,773
0.4
1,615
Curtiss-Wright Corp.
530,834
0.1
27,286
Delta Air Lines, Inc.
1,385,856
0.3
5,085
Donaldson Co., Inc.
374,764
0.1
5,808
Dover Corp.
1,113,626
0.2
12,808  Dun & Bradstreet
Holdings, Inc.
147,420
0.0
1,969
EMCOR Group, Inc.
847,714
0.2
5,203
Equifax, Inc.
1,528,954
0.3
2,395
Esab Corp.
254,612
0.0
5,979  Expeditors
International of
Washington, Inc.
785,641
0.2
24,247
Fastenal Co.
1,731,721
0.3
8,569  Ferguson Enterprises,
Inc.
1,701,546
0.3
5,561
Flowserve Corp.
287,448
0.1
14,905
Fortive Corp.
1,176,452
0.2
5,215  Fortune Brands
Innovations, Inc.
466,899
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
1,489
(1)
FTI Consulting, Inc.
$ 338,837
0.1
8,679
(1)
Gates Industrial Corp.
PLC
152,316
0.0
2,493
(1)
Generac Holdings, Inc.
396,088
0.1
7,439
Genpact Ltd.
291,683
0.1
7,084
Graco, Inc.
619,921
0.1
4,971
(1)
GXO Logistics, Inc.
258,840
0.0
6,037
(1)
Hayward Holdings, Inc.
92,608
0.0
1,867
HEICO Corp.
488,183
0.1
3,440
HEICO Corp. - Class A
700,934
0.1
3,446
Hexcel Corp.
213,066
0.0
17,164  Howmet Aerospace,
Inc.
1,720,691
0.3
2,268
Hubbell, Inc.
971,498
0.2
1,672  Huntington Ingalls
Industries, Inc.
442,043
0.1
3,208
IDEX Corp.
688,116
0.1
17,095
Ingersoll Rand, Inc.
1,678,045
0.3
3,489
ITT, Inc.
521,640
0.1
5,280
Jacobs Solutions, Inc.
691,152
0.1
3,472  JB Hunt Transport
Services, Inc.
598,330
0.1
5,636
KBR, Inc.
367,073
0.1
2,457
(1)
Kirby Corp.
300,810
0.1
6,627  Knight-Swift
Transportation
Holdings, Inc.
357,527
0.1
8,022  L3Harris Technologies,
Inc.
1,908,193
0.4
1,506
Landstar System, Inc.
284,438
0.1
5,710
Leidos Holdings, Inc.
930,730
0.2
1,358  Lennox International,
Inc.
820,626
0.2
2,337  Lincoln Electric
Holdings, Inc.
448,751
0.1
445
(1)
Loar Holdings, Inc.
33,192
0.0
15,288
(1)
Lyft, Inc. - Class A
194,922
0.0
1,996
ManpowerGroup, Inc.
146,746
0.0
9,321
Masco Corp.
782,405
0.2
2,653
(1)
MasTec, Inc.
326,584
0.1
8,601  MDU Resources
Group, Inc.
235,753
0.0
2,255
(1)
Middleby Corp.
313,738
0.1
1,567
MSA Safety, Inc.
277,892
0.1
1,943  MSC Industrial Direct
Co., Inc. - Class A
167,215
0.0
2,403
Nordson Corp.
631,100
0.1
6,996
nVent Electric PLC
491,539
0.1
8,321  Old Dominion Freight
Line, Inc.
1,652,883
0.3
2,762
Oshkosh Corp.
276,780
0.1
17,113
Otis Worldwide Corp.
1,778,725
0.3
3,654
Owens Corning
645,004
0.1
1,937
(1)
Parsons Corp.
200,828
0.0
3,059
(1)
Paycor HCM, Inc.
43,407
0.0
6,992
Pentair PLC
683,748
0.1
6,153
Quanta Services, Inc.
1,834,517
0.4
7,755
RB Global, Inc.
624,200
0.1
1,204
(1)
RBC Bearings, Inc.
360,453
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
2,811
Regal Rexnord Corp.
$ 466,289
0.1
4,284  Robert Half
International, Inc.
288,784
0.1
4,855  Rockwell Automation,
Inc.
1,303,373
0.3
11,835
Rollins, Inc.
598,614
0.1
1,802
Ryder System, Inc.
262,732
0.1
1,122
(1)
Saia, Inc.
490,606
0.1
1,979  Schneider National,
Inc. - Class B
56,481
0.0
2,164  Science Applications
International Corp.
301,380
0.1
6,328  Sensata Technologies
Holding PLC
226,922
0.0
1,795  Simpson
Manufacturing Co., Inc.
343,330
0.1
1,888
(1)
SiteOne Landscape
Supply, Inc.
284,918
0.1
2,191
Snap-on, Inc.
634,755
0.1
25,305
Southwest Airlines Co.
749,787
0.1
4,910
(1)
Spirit AeroSystems
Holdings, Inc. - Class A
159,624
0.0
9,102  SS&C Technologies
Holdings, Inc.
675,459
0.1
6,509  Stanley Black &
Decker, Inc.
716,836
0.1
3,904
(1)
Stericycle, Inc.
238,144
0.0
11,285
Tetra Tech, Inc.
532,201
0.1
7,915
Textron, Inc.
701,111
0.1
2,736
Timken Co.
230,617
0.0
4,422
Toro Co.
383,520
0.1
8,219
TransUnion
860,529
0.2
4,590
(1)
Trex Co., Inc.
305,602
0.1
325
(1)
U-Haul Holding Co.
25,181
0.0
13,866
(1)
United Airlines
Holdings, Inc.
791,194
0.2
2,814
United Rentals, Inc.
2,278,580
0.4
843
Valmont Industries, Inc.
244,428
0.0
10,461
Veralto Corp.
1,170,167
0.2
6,033
Verisk Analytics, Inc.
1,616,603
0.3
15,165  Vertiv Holdings Co.
- Class A
1,508,766
0.3
5,568
Vestis Corp.
82,963
0.0
1,465
Watsco, Inc.
720,604
0.1
1,847  WESCO International,
Inc.
310,259
0.1
7,410  Westinghouse Air
Brake Technologies
Corp.
1,346,916
0.3
7,821
(1)
WillScot Mobile Mini
Holdings Corp.
294,070
0.1
2,546
Woodward, Inc.
436,664
0.1
1,843
WW Grainger, Inc.
1,914,527
0.4
4,841
(1)
XPO, Inc.
520,456
0.1
10,236
Xylem, Inc.
1,382,167
0.3
84,325,192
16.6
Information Technology : 13.1%
6,376
(1)
Akamai Technologies,
Inc.
643,657
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
5,202
(1)
Allegro MicroSystems,
Inc.
$ 121,207
0.0
4,557
Amdocs Ltd.
398,646
0.1
294
Amdocs Ltd.
25,719
0.0
4,774
Amkor Technology, Inc.
146,084
0.0
3,695
(1)
ANSYS, Inc.
1,177,338
0.2
959
(1)
Appfolio, Inc. - Class A
225,749
0.0
11,109
(1)
AppLovin Corp. - Class
A
1,450,280
0.3
2,249
(1)
Arrow Electronics, Inc.
298,735
0.1
1,139
(1)
Aspen Technology, Inc.
272,016
0.1
929
(1)
Astera Labs, Inc.
48,670
0.0
3,802
Avnet, Inc.
206,487
0.0
5,935  Bentley Systems, Inc.
- Class B
301,557
0.1
4,337
(1)
BILL Holdings, Inc.
228,820
0.0
4,960  Broadridge Financial
Solutions, Inc.
1,066,549
0.2
19,148
(1)
CCC Intelligent
Solutions Holdings,
Inc.
211,585
0.0
5,691
CDW Corp.
1,287,873
0.3
6,096
(1)
Ciena Corp.
375,453
0.1
2,277
(1)
Cirrus Logic, Inc.
282,826
0.1
12,702
(1)
Cloudflare, Inc. - Class
A
1,027,465
0.2
7,279
Cognex Corp.
294,800
0.1
21,084  Cognizant Technology
Solutions Corp. - Class
A
1,627,263
0.3
5,598
(1)
Coherent Corp.
497,718
0.1
1,991
Concentrix Corp.
102,039
0.0
10,485
(1)
Confluent, Inc. - Class
A
213,684
0.0
32,467
Corning, Inc.
1,465,885
0.3
12,662
(1)
Datadog, Inc. - Class A
1,456,890
0.3
8,605
(1)
DocuSign, Inc.
534,284
0.1
2,475  Dolby Laboratories,
Inc. - Class A
189,412
0.0
6,137
(1)
DoubleVerify Holdings,
Inc.
103,347
0.0
10,203
(1)
Dropbox, Inc. - Class A
259,462
0.1
7,574
(1)
DXC Technology Co.
157,161
0.0
12,489
(1)
Dynatrace, Inc.
667,787
0.1
3,446
(1)
Elastic NV
264,515
0.1
5,581
(1)
Enphase Energy, Inc.
630,765
0.1
6,378
Entegris, Inc.
717,716
0.1
2,353
(1)
EPAM Systems, Inc.
468,318
0.1
1,830
(1)
Euronet Worldwide,
Inc.
181,591
0.0
2,474
(1)
F5, Inc.
544,775
0.1
1,005
(1)
Fair Isaac Corp.
1,953,238
0.4
4,516
(1)
First Solar, Inc.
1,126,471
0.2
3,103
(1)
Five9, Inc.
89,149
0.0
3,193
(1)
Gartner, Inc.
1,618,085
0.3
23,024
Gen Digital, Inc.
631,548
0.1
5,018
(1)
Gitlab, Inc. - Class A
258,628
0.1
4,164
(1)
GLOBALFOUNDRIES,
Inc.
167,601
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
1,781
(1)
Globant SA
$ 352,887
0.1
5,988
(1)
GoDaddy, Inc. - Class
A
938,799
0.2
3,466
(1)
Guidewire Software,
Inc.
634,070
0.1
5,974
(1)
HashiCorp, Inc. - Class
A
202,280
0.0
54,961  Hewlett Packard
Enterprise Co.
1,124,502
0.2
41,429
HP, Inc.
1,486,058
0.3
2,070
(1)
HubSpot, Inc.
1,100,412
0.2
2,740
(1)
Informatica, Inc.
- Class A
69,267
0.0
1,169
(1)
IPG Photonics Corp.
86,880
0.0
4,680
Jabil, Inc.
560,804
0.1
3,072  Jack Henry &
Associates, Inc.
542,331
0.1
13,794
Juniper Networks, Inc.
537,690
0.1
7,381
(1)
Keysight Technologies,
Inc.
1,173,062
0.2
9,628
(1)
Kyndryl Holdings, Inc.
221,251
0.0
5,767
(1)
Lattice Semiconductor
Corp.
306,055
0.1
1,034
Littelfuse, Inc.
274,269
0.1
2,826
(1)
Lumentum Holdings,
Inc.
179,112
0.0
2,362
(1)
MACOM Technology
Solutions Holdings,
Inc.
262,796
0.1
2,594
(1)
Manhattan Associates,
Inc.
729,900
0.1
22,462  Microchip Technology,
Inc.
1,803,474
0.4
6,633
(1)(2)
MicroStrategy, Inc.
- Class A
1,118,324
0.2
2,831
MKS Instruments, Inc.
307,758
0.1
2,990
(1)
MongoDB, Inc.
808,347
0.2
1,989  Monolithic Power
Systems, Inc.
1,838,830
0.4
3,495
(1)
nCino, Inc.
110,407
0.0
8,727
NetApp, Inc.
1,077,872
0.2
10,285
(1)
Nutanix, Inc. - Class A
609,386
0.1
6,759
(1)
Okta, Inc.
502,464
0.1
18,185
(1)
ON Semiconductor
Corp.
1,320,413
0.3
2,074
(1)
Onto Innovation, Inc.
430,479
0.1
85,229
(1)
Palantir Technologies,
Inc. - Class A
3,170,519
0.6
13,623
Paychex, Inc.
1,828,070
0.4
2,157
Paycom Software, Inc.
359,291
0.1
1,857
(1)
Paylocity Holding
Corp.
306,349
0.1
1,888
Pegasystems, Inc.
137,994
0.0
4,459
(1)
Procore Technologies,
Inc.
275,209
0.1
5,014
(1)
PTC, Inc.
905,829
0.2
13,001
(1)
Pure Storage, Inc.
- Class A
653,170
0.1
4,008
(1)
Qorvo, Inc.
414,026
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
3,479
(1)
RingCentral, Inc.
- Class A
$ 110,041
0.0
11,639
(1)
SentinelOne, Inc.
- Class A
278,405
0.1
6,803  Skyworks Solutions,
Inc.
671,932
0.1
5,663
(1)
Smartsheet, Inc.
- Class A
313,504
0.1
2,099
(1)
Super Micro Computer,
Inc.
874,024
0.2
3,192
TD SYNNEX Corp.
383,295
0.1
1,961
(1)
Teledyne Technologies,
Inc.
858,251
0.2
4,109
(1)
Teradata Corp.
124,667
0.0
6,615
Teradyne, Inc.
885,947
0.2
10,315
(1)
Trimble, Inc.
640,458
0.1
7,230
(1)
Twilio, Inc. - Class A
471,541
0.1
1,796
(1)
Tyler Technologies,
Inc.
1,048,361
0.2
176
Ubiquiti, Inc.
39,023
0.0
18,804
(1)
UiPath, Inc. - Class A
240,691
0.0
12,596
(1)(2)
Unity Software, Inc.
284,922
0.1
1,975  Universal Display
Corp.
414,553
0.1
3,581
(1)
VeriSign, Inc.
680,247
0.1
6,540
Vontier Corp.
220,660
0.0
13,820
(1)
Western Digital Corp.
943,768
0.2
14,318
Western Union Co.
170,814
0.0
5,246
(1)(2)
Wolfspeed, Inc.
50,886
0.0
2,166
(1)
Zebra Technologies
Corp. - Class A
802,113
0.2
11,169
(1)
Zoom Video
Communications, Inc.
- Class A
778,926
0.2
3,877
(1)
Zscaler, Inc.
662,734
0.1
66,729,247
13.1
Materials : 5.8%
4,968
(2)
Albemarle Corp.
470,519
0.1
10,611
Alcoa Corp.
409,372
0.1
60,917
Amcor PLC
690,190
0.1
2,796
AptarGroup, Inc.
447,891
0.1
2,115
Ashland, Inc.
183,942
0.0
5,225
(1)
ATI, Inc.
349,605
0.1
3,393
Avery Dennison Corp.
749,039
0.2
9,327
(1)
Axalta Coating
Systems Ltd.
337,544
0.1
13,002
Ball Corp.
882,966
0.2
4,850  Berry Global Group,
Inc.
329,703
0.1
4,620
Celanese Corp.
628,135
0.1
7,720  CF Industries
Holdings, Inc.
662,376
0.1
6,313
Chemours Co.
128,280
0.0
19,512
(1)
Cleveland-Cliffs, Inc.
249,168
0.1
29,631
Corteva, Inc.
1,742,006
0.3
4,952
Crown Holdings, Inc.
474,798
0.1
29,813
Dow, Inc.
1,628,684
0.3
17,715  DuPont de Nemours,
Inc.
1,578,584
0.3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
1,409
Eagle Materials, Inc.
$ 405,299
0.1
4,953
Eastman Chemical Co.
554,488
0.1
9,478
Element Solutions, Inc.
257,422
0.1
5,273
FMC Corp.
347,702
0.1
12,577  Graphic Packaging
Holding Co.
372,153
0.1
6,920
Huntsman Corp.
167,464
0.0
10,831  International Flavors &
Fragrances, Inc.
1,136,497
0.2
14,672
International Paper Co.
716,727
0.1
2,728
Louisiana-Pacific Corp.
293,151
0.1
11,026  LyondellBasell
Industries NV - Class A
1,057,393
0.2
2,597  Martin Marietta
Materials, Inc.
1,397,835
0.3
13,549
Mosaic Co.
362,842
0.1
5,547
(1)(2)
MP Materials Corp.
97,905
0.0
285
NewMarket Corp.
157,289
0.0
10,154
Nucor Corp.
1,526,552
0.3
4,967
Olin Corp.
238,317
0.0
3,755  Packaging Corp. of
America
808,827
0.2
9,899
PPG Industries, Inc.
1,311,222
0.3
2,418  Reliance Steel &
Aluminum Co.
699,310
0.1
2,781
Royal Gold, Inc.
390,174
0.1
5,383
RPM International, Inc.
651,343
0.1
1,799
Scotts Miracle-Gro Co.
155,973
0.0
6,161
Sealed Air Corp.
223,644
0.0
3,510
Silgan Holdings, Inc.
184,275
0.0
21,895
Smurfit WestRock PLC
1,082,051
0.2
4,147
Sonoco Products Co.
226,551
0.0
6,295
Steel Dynamics, Inc.
793,674
0.2
9,436  United States Steel
Corp.
333,374
0.1
5,470
(1)
Valvoline, Inc.
228,920
0.0
5,605
Vulcan Materials Co.
1,403,660
0.3
1,420
Westlake Corp.
213,412
0.0
29,738,248
5.8
Real Estate : 7.7%
4,194
Agree Realty Corp.
315,934
0.1
7,337  Alexandria Real Estate
Equities, Inc.
871,269
0.2
14,299  American Homes 4
Rent - Class A
548,939
0.1
12,034  Americold Realty Trust,
Inc.
340,201
0.1
6,009  AvalonBay
Communities, Inc.
1,353,527
0.3
6,651
Boston Properties, Inc.
535,140
0.1
12,690  Brixmor Property
Group, Inc.
353,543
0.1
4,382
Camden Property Trust
541,309
0.1
12,957
(1)
CBRE Group, Inc.
- Class A
1,612,887
0.3
6,415  Cousins Properties,
Inc.
189,114
0.0
18,416
Crown Castle, Inc.
2,184,690
0.4
9,476
CubeSmart
510,093
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
13,680  Digital Realty Trust,
Inc.
$ 2,213,834
0.4
2,048  EastGroup Properties,
Inc.
382,607
0.1
3,164
EPR Properties
155,163
0.0
7,804  Equity LifeStyle
Properties, Inc.
556,737
0.1
15,999
Equity Residential
1,191,286
0.2
2,704  Essex Property Trust,
Inc.
798,816
0.2
8,859  Extra Space Storage,
Inc.
1,596,303
0.3
3,490  Federal Realty
Investment Trust
401,245
0.1
5,593  First Industrial Realty
Trust, Inc.
313,096
0.1
11,031  Gaming and Leisure
Properties, Inc.
567,545
0.1
16,101  Healthcare Realty
Trust, Inc.
292,233
0.1
29,589  Healthpeak Properties,
Inc.
676,700
0.1
4,416  Highwoods Properties,
Inc.
147,980
0.0
29,518  Host Hotels & Resorts,
Inc.
519,517
0.1
1,311
(1)
Howard Hughes
Holdings, Inc.
101,511
0.0
25,920
Invitation Homes, Inc.
913,939
0.2
12,332
Iron Mountain, Inc.
1,465,412
0.3
2,001
(1)
Jones Lang LaSalle,
Inc.
539,890
0.1
4,949
Kilroy Realty Corp.
191,526
0.0
27,899
Kimco Realty Corp.
647,815
0.1
3,688  Lamar Advertising Co.
- Class A
492,717
0.1
2,609
(2)
Lineage, Inc.
204,493
0.0
25,137
(2)
Medical Properties
Trust, Inc.
147,051
0.0
4,918  Mid-America
Apartment
Communities, Inc.
781,470
0.2
7,676  National Retail
Properties, Inc.
372,209
0.1
2,910  National Storage
Affiliates Trust
140,262
0.0
10,449  Omega Healthcare
Investors, Inc.
425,274
0.1
8,794  Park Hotels & Resorts,
Inc.
123,995
0.0
6,256
Rayonier, Inc.
201,318
0.0
36,921
Realty Income Corp.
2,341,530
0.5
7,785  Regency Centers
Corp.
562,311
0.1
9,132  Rexford Industrial
Realty, Inc.
459,431
0.1
4,545  SBA Communications
Corp.
1,093,982
0.2
145
(1)
Seaport Entertainment
Group, Inc.
3,976
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
13,705  Simon Property Group,
Inc.
$ 2,316,419
0.5
7,663
STAG Industrial, Inc.
299,547
0.1
5,224
Sun Communities, Inc.
706,024
0.1
13,903
UDR, Inc.
630,362
0.1
17,081
Ventas, Inc.
1,095,405
0.2
44,159
VICI Properties, Inc.
1,470,936
0.3
7,422
Vornado Realty Trust
292,427
0.1
30,876
Weyerhaeuser Co.
1,045,461
0.2
9,177
WP Carey, Inc.
571,727
0.1
1,992
(1)
Zillow Group, Inc.
- Class A
123,365
0.0
6,717
(1)
Zillow Group, Inc.
- Class C
428,880
0.1
39,360,373
7.7
Utilities : 5.6%
30,034
AES Corp.
602,482
0.1
10,852
Alliant Energy Corp.
658,608
0.1
11,270
Ameren Corp.
985,674
0.2
8,262  American Water Works
Co., Inc.
1,208,235
0.2
6,371
Atmos Energy Corp.
883,721
0.2
3,004
Avangrid, Inc.
107,513
0.0
5,722  Brookfield Renewable
Corp. - Class A
186,881
0.0
26,831  CenterPoint Energy,
Inc.
789,368
0.2
1,460  Clearway Energy, Inc.
- Class A
41,566
0.0
3,471  Clearway Energy, Inc.
- Class C
106,490
0.0
12,606
CMS Energy Corp.
890,362
0.2
14,670  Consolidated Edison,
Inc.
1,527,587
0.3
8,757
DTE Energy Co.
1,124,486
0.2
16,114
Edison International
1,403,368
0.3
9,030
Entergy Corp.
1,188,438
0.2
10,664
Essential Utilities, Inc.
411,311
0.1
9,432
Evergy, Inc.
584,878
0.1
14,876
Eversource Energy
1,012,312
0.2
42,385
Exelon Corp.
1,718,712
0.3
24,387
FirstEnergy Corp.
1,081,563
0.2
2,141
IDACORP, Inc.
220,716
0.0
3,858
National Fuel Gas Co.
233,833
0.1
18,995
NiSource, Inc.
658,177
0.1
8,793
NRG Energy, Inc.
801,042
0.2
8,466
OGE Energy Corp.
347,275
0.1
90,554
PG&E Corp.
1,790,253
0.4
4,808  Pinnacle West Capital
Corp.
425,941
0.1
31,282
PPL Corp.
1,034,809
0.2
21,124  Public Service
Enterprise Group, Inc.
1,884,472
0.4
8,886
UGI Corp.
222,328
0.0
14,593
Vistra Corp.
1,729,854
0.3
13,397  WEC Energy Group,
Inc.
1,288,524
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
23,560
Xcel Energy, Inc.
$ 1,538,468
0.3
28,689,247
5.6
Total Common Stock
(Cost $426,968,085)
497,785,068
97.8
EXCHANGE-TRADED FUNDS : 1.8%
103,810  iShares Russell Mid-
Cap ETF
9,149,813
1.8
Total Exchange-Traded
Funds
(Cost $8,508,710)
9,149,813
1.8
RIGHTS : 0.0%
Real Estate : 0.0%
145
(1)
Seaport Entertainment
Group, Inc.
428
0.0
Total Rights
(Cost $—)
428
0.0
Total Long-Term
Investments
(Cost $435,476,795)
506,935,309
99.6
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.0%
Repurchase Agreements : 0.8%
1,000,000
(4)
ASL Capital Markets,
Inc., Repurchase
Agreement dated
09/30/2024, 5.350%,
due 10/01/2024
(Repurchase
Amount $1,000,147,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.470%-
7.000%, Market Value
plus accrued interest
$1,020,000, due
06/01/28-07/15/59)
1,000,000
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,000,000
(4)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $1,000,137,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.500%-
7.408%, Market Value
plus accrued interest
$1,020,000, due
05/01/26-08/20/74)
$ 1,000,000
0.2
1,000,000
(4)
Marex Capital Markets
Inc., Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $1,000,137,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.750%-
5.500%, Market Value
plus accrued interest
$1,020,000, due
07/15/28-09/01/54)
1,000,000
0.2
741,336
(4)
RBC Dominion
Securities, Inc.,
Repurchase
Agreement dated
09/30/2024, 4.860%,
due 10/01/2024
(Repurchase
Amount $741,435,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
6.500%, Market
Value plus accrued
interest $756,163, due
10/31/24-09/20/54)
741,336
0.2
Total Repurchase
Agreements
(Cost $3,741,336)
3,741,336
0.8

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.2%
1,128,000
(5)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.830%
(Cost $1,128,000) $ 1,128,000 0.2
Total Short-Term
Investments
(Cost $4,869,336)
$ 4,869,336
1.0
Total Investments in
Securities
(Cost $440,346,131) $ 511,804,645 100.6
Liabilities in Excess
of Other Assets (3,193,673) (0.6)
Net Assets $ 508,610,972 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
Investment in affiliate.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of September 30, 2024.
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Common Stock* $ 497,785,068 $ — $ — $ 497,785,068
Exchange-Traded Funds 9,149,813 — — 9,149,813
Rights 428 — — 428
Short-Term Investments 1,128,000 3,741,336 — 4,869,336
Total Investments, at fair value $ 508,063,309 $ 3,741,336 $ — $ 511,804,645
Other Financial Instruments+
Futures 36,715 — — 36,715
Total Assets $ 508,100,024 $ 3,741,336 $ — $ 511,841,360
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Financial, Inc.
$ 246,751 $ 129,801 $ (64,485) $ 27,866 $ 339,933 $ 5,186 $ (1,427) $ —
$ 246,751 $ 129,801 $ (64,485) $ 27,866 $ 339,933 $ 5,186 $ (1,427) $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
At September 30, 2024, the following futures contracts were outstanding for Voya VACS Index Series MC Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
S&P Mid 400 E-Mini Index 5 12/20/24 $ 1,574,300 $ 36,715
$ 1,574,300 $ 36,715
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 92,396,477
Gross Unrealized Depreciation (20,937,963)
Net Unrealized Appreciation $ 71,458,514